SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 333,307	$ 345,221	$ 297,682
Depreciation and amortization	1,688	1,897	1,416
Income (loss) from continuing operations	(7,253)	(11,064)	5,865
Goodwill	681	695	1,044
Total assets from continuing operations	123,447	75,087	71,367
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	46	45	46
Income (loss) from continuing operations	(11,740)	(6,205)	(9,569)
Goodwill
Total assets from continuing operations	23,381	329	4,089
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	309,548	329,150	292,393
Depreciation and amortization	1,328	1,756	1,333
Income (loss) from continuing operations	(2,406)	(9,163)	16,078
Goodwill	681	695	1,044
Total assets from continuing operations	64,647	66,373	63,742
Authentication Technology [Member]
Segment Reporting Information [Line Items]
Revenue	23,759	16,071	5,289
Depreciation and amortization	314	96	37
Income (loss) from continuing operations	6,893	4,304	(644)
Goodwill
Total assets from continuing operations	$ 35,419	$ 8,385	$ 3,536